Intangible Assets - Summary of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about intangible assets [abstract]
Intangible assets	¥ 17,000	$ 2,473	¥ 17,000	$ 2,473